Notes relating to the consolidated statement of financial position - Share‑based payments - Rollforward (Details)	1 Months Ended								12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EquityInstruments	May 31, 2016 EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments Y	Sep. 30, 2015 EquityInstruments	Jun. 30, 2015 EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments Y	Dec. 31, 2015 EUR (€) EquityInstruments Y
Number of stock options
Total options at beginning of year | EquityInstruments									2,293,636	1,752,926	1,595,015
Granted | EquityInstruments	653,825	120,536	363,226	60,000	288,950	243,400	3,000	56,500	774,361	712,176	302,900
Exercised | EquityInstruments									(203,412)	(140,292)	(97,656)
Forfeited | EquityInstruments									(2,369)	(31,174)	(47,333)
Total options at end of year | EquityInstruments	2,862,216		2,293,636			1,752,926			2,862,216	2,293,636	1,752,926
Exercisable | EquityInstruments	1,598,829		1,257,091			1,366,703			1,598,829	1,257,091	1,366,703
Weighted average exercise price
Beginning balance | €									€ 7.72	€ 5.37	€ 4.39
Granted | €									20.74	12.82	9.84
Exercised | €									3.46	3.52	2.44
Forfeited | €									12.52	10.90	7.17
Ending balance | €	€ 11.54		€ 7.72			€ 5.37			11.54	7.72	5.37
Exercisable | €	€ 6.80		€ 4.68			€ 4.41			€ 6.80	€ 4.68	€ 4.41
Weighted average remaining contractual life of outstanding share options | Y			8.03			8.09				8.03	8.09